Contributed Equity	12 Months Ended
Jun. 30, 2021
Contributed Equity [Abstract]
Contributed Equity

Note 23. Contributed Equity

	June 30, 2021	June 30, 2020	July 1, 2019
		Restated	Restated
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	234,147,526	113,852,364	80,331,016
Movement in ordinary shares:
Opening balance	113,852,364	80,331,016	69,788,130
Issue of shares on exercise of quoted options	—	—	9,069,584
Issue of shares	—	33,236,520	—
Issue of shares on exercise of options granted under the LTIP	—	284,828	—
Issue of shares on Nasdaq listing net of issuance cost $10,126,959	105,477,591	—	—
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	11,546,029	—	—
Transfer from option reserve	3,271,542	—	1,473,302
	234,147,526	113,852,364	80,331,016
Ordinary shares on issue:	No:	No:	No:
Opening balance	269,157,769	249,414,839	202,637,888
Issue of shares on exercise of quoted options	—	—	46,776,951
Issue of shares	—	19,742,930	—
Issue of shares on exercise of options granted under the LTIP	5,845,804	—	—
Issues of shares on Nasdaq listing	68,506,400	—	—
Issue of share on exercise of pre-funded warrants	7,493,568	—	—
	351,003,541	269,157,769	249,414,839

Fully paid ordinary shares have no par value, carry one vote per share and carry the right to dividends.

Issued capital at June 30, 2021 amounted to US$234,147,526 (351,003,541 fully paid ordinary shares) net of share issue costs and tax. During the year ended June 30, 2021 the Company issued 68,506,400 ordinary shares on Nasdaq listing for net proceeds of US$105,477,591 as well as issued 7,493,568 pre‑funded warrants for net proceeds of US$11,546,029.

At June 30, 2021, the company had 6,750,000 Non‑Executive Director options that remain unexercised with expiry of November 2022 for 1,500,000 options, October 2023 for 3,000,000 options and January 2024 for 2,250,000 options.

Options granted to directors and employees

The company has two share‑based payment schemes, the Long Term Incentive Plan (LTIP) and Non‑Executive Director Share and Option Plan. Options to subscribe for the Company’s shares have been granted under these plans to certain employees and directors. The company granted 7,000,000 options over ordinary shares under these plans during the year ended June 30, 2021 (note 31). These options had a weighted average fair value at their grant date of US$1.03 per option. During June 30, 2021 8,400,000 options granted under the LTIP and

NED Plan were exercised for US$3,271,542. No options were granted under the Plans during the year ended June 30, 2020.

	June 30, 2021	June 30, 2020	July 1, 2019
		Restated	Restated
	US$	US$	US$
(b) Pre-funded warrants
Movement in pre-funded warrants:
Opening balance	—	—	—
Issue of pre-funded warrants in a US initial public offering	12,645,441	—	—
Cost of issue of pre-funded warrants	(1,099,412)	—	—
Issue of shares on exercise of pre-funded warrants	(11,546,029)	—	—
	—	—	—
Pre-funded warrants on issue:	No:	No:	No:
Opening balance	—	—	—
Issue of pre-funded warrants in a US Initial public offering	7,493,600	—	—
Exercise of pre-funded warrants	(7,493,568)	—	—
Forfeiture on exercise	(32)	—	—
	—	—	—

The Company issued 7,493,600 pre‑funded warrants for US$11,546,029 net of issue costs in respect of the US initial public offering. The pre‑funded warrants were unquoted, having no voting or dividend rights and are exercisable to ADS’s at an exercise price of US$0.00001 per pre‑funded warrant on a one for one basis with no expiry date. During the year all pre‑funded warrants that were issued October 20, 2020 were exercised via two trenches, 4,147,136 warrants in March 2021 and 3,346,432 warrants in June 2021 converted to ADS’s.

(c) Capital management

The Group is not subject to any externally imposed capital requirements. When managing share capital, management’s objective is to ensure the entity continues as a going concern as well as to provide benefits to shareholders and for other stakeholders. In order to maintain or achieve an appropriate capital structure, the Company may issue new shares or reduce its share capital, subject to the provisions of the Company’s constitution. The Group only commits to significant R&D expenditure when this is fully funded either by existing funds or further equity raises.